FAIR VALUE OF FINANCIAL INSTRUMENTS (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Assets:
Available-for-sale marketable securities marketable securities:	$ 72,090
Derivative assets		$ 7
Total financial assets	72,090	7
Liabilities:
Derivative liability	363	239
Contingent consideration in connection to the acquisitions	65,333	63,695
Total financial liabilities	65,696	63,934
Fair Value, Inputs, Level 1 [Member]
Assets:
Available-for-sale marketable securities marketable securities:	0
Derivative assets		0
Total financial assets	0	0
Liabilities:
Derivative liability	0	0
Contingent consideration in connection to the acquisitions	0	0
Total financial liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Available-for-sale marketable securities marketable securities:	72,090
Derivative assets		7
Total financial assets	72,090	7
Liabilities:
Derivative liability	363	239
Contingent consideration in connection to the acquisitions	0	0
Total financial liabilities	363	239
Fair Value, Inputs, Level 3 [Member]
Assets:
Available-for-sale marketable securities marketable securities:	0
Derivative assets		0
Total financial assets	0	0
Liabilities:
Derivative liability	0	0
Contingent consideration in connection to the acquisitions	65,333	63,695
Total financial liabilities	$ 65,333	$ 63,695